Management of financial risks, financial instruments, and other risks (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Bank receipt of deposits percentage	87.00%	91.00%
Borrowings and financing percentage	12.00%	7.00%
Bank certificate of deposit percentage	1.00%	2.00%
Total deposits from customers percentage	100.00%	100.00%
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Bank receipt of deposits	$ 31,869,219	$ 21,402,435
Borrowings and financing	2,525,443	414,291
Bank certificate of deposit	363,783	462,407
Total deposits from customers	34,758,445	22,279,133
Later than one year [member]
IfrsStatementLineItems [Line Items]
Bank receipt of deposits	135,606	109,409
Borrowings and financing	1,872,773	1,316,066
Bank certificate of deposit	104,151	83,988
Total deposits from customers	2,112,530	1,509,463
Total [Member]
IfrsStatementLineItems [Line Items]
Bank receipt of deposits	32,004,825	21,511,844
Borrowings and financing	4,398,216	1,730,357
Bank certificate of deposit	467,934	546,395
Total deposits from customers	$ 36,870,975	$ 23,788,596